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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ] Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BP Capital Management, L.P.
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28- 10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell
Title: Managing Director
Phone: (214) 265-4165

Signature, Place, and Date of Signing:


/s/ Robert L. Stillwell                      Dallas, TX        November 14, 2006
-------------------------------------   --------------------   -----------------
(Signature)                                 (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        24
Form 13F Information Table Value Total:   823,096(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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
          COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
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                                TITLE OF                  VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
       NAME OF ISSUER            CLASS         CUSIP     (X1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ABB Ltd.                     SPONSORED ADR  000375-20-4    26164   1,985,105   SH   N/A     SOLE         0       0   1,985,105    0
ARCH COAL INC                     COM       039380-10-0    31029   1,073,298   SH   N/A     SOLE         0       0   1,073,298    0
CONOCOPHILLIPS                    COM       20825C-10-4    39715     667,146   SH   N/A     SOLE         0       0     667,146    0
CONSOL ENERGY INC                 COM       20854P-10-9    30121     949,289   SH   N/A     SOLE         0       0     949,289    0
DENBURY RESOURCES INC NEW       COM NEW     247916-20-8    44121   1,526,687   SH   N/A     SOLE         0       0   1,526,687    0
DRESSER RAND GROUP INC            COM       261608-10-3    18793     921,229   SH   N/A     SOLE         0       0     921,229    0
ENTERPRISE PRODUCTS PARTNERS      COM       293792-10-7     2831     105,841   SH   N/A     SOLE         0       0     105,841    0
EOG RES INC                       COM       26875P-10-1    62125     955,030   SH   N/A     SOLE         0       0     955,030    0
FOUNDATION COAL HOLDINGS INC      COM       35039W-10-0     3956     122,198   SH   N/A     SOLE         0       0     122,198    0
GLOBALSANTAFE CORP                SHS       G3930E-10-1    41363     827,428   SH   N/A     SOLE         0       0     827,428    0
GREENBRIER COMPANIES INC          COM       393657-10-1    11769     405,674   SH   N/A     SOLE         0       0     405,674    0
INTEROIL CORP                     COM       460951-10-6     7507     396,556   SH   N/A     SOLE         0       0     396,556    0
JACOBS ENGR GROUP INC             COM       469814-10-7    26711     357,437   SH   N/A     SOLE         0       0     357,437    0
MARINER ENERGY INC                COM       56845T-30-5    13754     748,707   SH   N/A     SOLE         0       0     748,707    0
MASSEY ENERGY CORP                COM       576206-10-6    20468     977,464   SH   N/A     SOLE         0       0     977,464    0
MURPHY OIL CORP                   COM       626717-10-2    39682     834,524   SH   N/A     SOLE         0       0     834,524    0
OCCIDENTAL PETROLEUM CORP         COM       674599-10-5    39113     812,989   SH   N/A     SOLE         0       0     812,989    0
PEABODY ENERGY CORPORATION        COM       704549-10-4    45290   1,231,364   SH   N/A     SOLE         0       0   1,231,364    0
SHAW GROUP INC                    COM       820280-10-5     6295     266,298   SH   N/A     SOLE         0       0     266,298    0
SUNCOR ENERGY INC                 COM       867229-10-6   120686   1,675,034   SH   N/A     SOLE         0       0   1,675,034    0
TESORO PETROLEUM CORP COM         COM       881609-10-1    52730     909,445   SH   N/A     SOLE         0       0     909,445    0
TITANIUM METALS CORP            COM NEW     888339-20-7    13378     529,206   SH   N/A     SOLE         0       0     529,206    0
TRANSOCEAN INC.                   ORD       G90078-10-9    53847     735,314   SH   N/A     SOLE         0       0     735,314    0
VALERO ENERGY CORP NEW            COM       91913Y-10-0    71648   1,392,026   SH   N/A     SOLE         0       0   1,392,026    0